FAIR VALUE MEASUREMENTS - Schedule of Changes in Fair Value of Financial Assets (Details) - Level 3 [Member] - Convertible Notes Receivable [Member] - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2025
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, beginning balance	$ 260,000
Fair value at issuance		$ 260,000
Principal additions	500,000	650,000
Contributions from related party		(150,000)
Change in fair value	$ (11,400)	$ (11,400)
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)
Fair value, ending balance	$ 748,600	$ 748,600